Transition disclosures - Classification and measurement detail - Financial liabilities (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		£ 1,063,609
IFRS 9 impairment change	£ (341)
Total, IFRS 9 carrying amount	1,063,952
Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		40,338
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	15,053
Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		68,143
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	65,925
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		173,718
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	220,083
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	25,287
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	2,218
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	18,860
Balance sheet presentation changes [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		68,143
Balance sheet presentation changes [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount		£ 0
IFRSs 9 [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	2
IFRS 9 classification and measurement [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	(25,285)
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	(2,218)
IFRS 9 classification and measurement [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	46,365
Classification [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	46,363
Classification [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	25,285
Classification [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	2,218
Classification [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	18,860
Measurement [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	2
Measurement [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	2
Measurement [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	0
Measurement [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	(2)
Measurement [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	£ 0